23. Related Parties (Tables)	12 Months Ended
Jun. 30, 2018
Related Parties Tables Abstract
Key management personnel compensation
	2018 $	2017 $
Short-term employee benefits	—	331,883
Post-employment benefits	—	16,904
	—	348,787